Components of income tax expense (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal									$ 1,000,418	$ 255,955
State									213,309	47,199
Deferred (benefit)									(136,348)	163,746
INCOME TAXES	$ 148,000	$ 269,000	$ 346,000	$ 315,000	$ 42,000	$ 365,000	$ 267,000	$ (207,000)	$ 1,077,379	$ 466,900